Basis of Presentation and Significant Accounting Policies (Detail) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 24, 2013	Nov. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations––net of tax	$ 55,000,000	[1],[2],[3]	$ 10,354,000,000	[1],[2],[3]	$ 4,783,000,000	[1],[2],[3]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns	3,400,000,000		3,300,000,000
Advertising expense	3,100,000,000		3,000,000,000		2,800,000,000
Research and development expenses	8,393,000,000	[1],[4]	6,678,000,000	[1],[4]	7,482,000,000	[1],[4]
Nonsoftware License Arrangement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses	1,385,000,000		203,000,000		371,000,000
Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns	2,000,000,000		2,100,000,000
Other Noncurrent Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns	300,000,000		234,000,000
Accounts Receivable, Net Of Allowance For Doubtful Accounts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns	1,100,000,000		1,000,000,000
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reimbursements to wholesalers, estimated settlement period	14 days
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reimbursements to wholesalers, estimated settlement period	35 days
Zoetis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations––net of tax							10,300,000,000
Nutrition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations––net of tax								$ 4,800,000,000

[1]	Amounts may not add due to rounding.
[2]	Includes post-close adjustments for the periods subsequent to disposal.
[3]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.
[4]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.